Consolidated balance sheet (Narrative)	12 Months Ended
Dec. 31, 2019
Balance sheet
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 205 to 298 on 12 February 2020. Nigel Higgins Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director